SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings (Loss) Per Share) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities	5,155,598	14,091,376	965,214
Outstanding options and restricted shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities	344,190	676,744	965,214
Assumed conversion of convertible senior notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding securities	4,811,408	13,414,632